Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Trade Notes and Accounts Receivable, Net
10.	TRADE NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$32,678	$28,768
Less: Loss allowance	(2,602)	(2,360)
	$30,076	$26,408

2017

The average credit terms range from 30 to 90 days.  In determining the recoverability of trade notes and accounts receivable, the Company considers significant change in the credit quality of the trade notes and accounts receivable from the date credit was initially granted up to the end of the reporting period.  In general, with few exceptional cases, it is unlikely for the notes and accounts receivable due longer than 180 days to be collected, therefore the Company recognized 100% allowance of notes and accounts receivable overdue longer than 180 days.  For the notes and accounts receivable less than 180 days, the allowance for doubtful accounts was estimated based on the Company’s historical recovery experience.

The Company serves a large consumer base; therefore, the concentration of credit risk is limited.

Movements of the allowance for doubtful accounts were as follows:

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2017	$805	$968	$1,773
Add: Provision for doubtful accounts	535	43	578
Deduct: Amounts written off	(15)	(219)	(234)
Balance on December 31, 2017	$1,325	$792	$2,117

Starting from 2018

The main credit terms range from 30 to 90 days.

The Company serves a large consumer base for telecommunications business; therefore, the concentration of credit risk is limited.  When having transactions with customers, the Company considers the record of arrears in the past.  In addition, the Company may also collect some telecommunication charges in advance to reduce the payment arrears in subsequent periods.

The Company adopted a policy of dealing with counterparties with certain credit ratings for project business and to obtain collateral where necessary to mitigate the risk of loss arising from default.  Credit rating information is provided by independent rating agencies where available and, if such credit rating information is not available, the Company uses other publicly available financial information and its own historical transaction experience to rate its major customers.  The Company continues to monitor the credit exposure and credit ratings of its counterparties and spread the credit risk amongst qualified counterparties.

In order to mitigate credit risk, the management of the Company has delegated a team responsible for determining credit limits, credit approvals and other monitoring procedures to ensure the recoverability of receivables.  In addition, the Company reviews the recoverable amount of receivables at balance sheet dates to ensure that adequate allowance is provided for possible irrecoverable amounts.  In this regard, the management believes the Company’s credit risk could be reasonably reduced.

The Company applies the simplified approach to providing for expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables.  The expected credit losses on receivables are estimated using a provision matrix by reference to past default experience of the customers and an analysis of the customers’ current financial positions, as well as the forward-looking indicators such as macroeconomic business indicator.

When there are evidences indicating that the counterparty is in evasion, bankruptcy, deregistration of its company or the accounts receivable are over two years past due and the recoverable amount cannot be reasonable estimated, the Company writes off the trade notes and accounts receivable.  For accounts receivable that have been written off, the Company continues to engage in enforcement activity to attempt to recover the receivables due.  Where recoveries are made, these are recognized in profit or loss.

Except for receivables arising from telecommunications business and project business, the Company’s remaining accounts receivable are limited.  Therefore, only Chunghwa’s provision matrix arising from telecommunications business and project business is disclosed below:

December 31, 2018

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-3%	3%-30%	7%-69%	19%-82%	32%-90%	61%-95%	100%
Gross carrying amount	$23,307	$455	$95	$49	$37	$36	$418	$24,397
Loss allowance (Lifetime ECL)	(80)	(27)	(24)	(29)	(28)	(25)	(418)	(631)
Amortized cost	$23,227	$428	$71	$20	$9	$11	$—	$23,766

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,067	$88	$92	$8	$12	$7	$1,725	$5,999
Loss allowance (Lifetime ECL)	(153)	(8)	(10)	(3)	(8)	(6)	(1,725)	(1,913)
Amortized cost	$3,914	$80	$82	$5	$4	$1	$—	$4,086

December 31, 2019

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-2%	0%-25%	0%-68%	0%-83%	11%-90%	17%-96%	100%
Gross carrying amount	$19,020	$268	$75	$47	$41	$28	$601	$20,080
Loss allowance (Lifetime ECL)	(56)	(26)	(28)	(35)	(26)	(27)	(601)	(799)
Amortized cost	$18,964	$242	$47	$12	$15	$1	$—	$19,281

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,054	$78	$52	$30	$12	$1	$1,472	$5,699
Loss allowance (Lifetime ECL)	(3)	(5)	(5)	(11)	(5)	(1)	(1,472)	(1,502)
Amortized cost	$4,051	$73	$47	$19	$7	$—	$—	$4,197

Note a:

Please refer to Notes 29 and 41 for the information of disaggregation of telecommunications service revenue.  The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b:

The project business has different loss types according to the customer types.  The expected credit loss rate listed above is for general customers.  When customer is the government or its affiliates, it is expected that no credit loss will occur.  For those who had bounced or exchanged checks as well as those accounts receivable were overdue more than six months that are classified as high risk customers, the expected credit loss of high risk customers is at least 50%, and the rate is increased when the overdue days increases.

Movements of loss allowance for trade notes and accounts receivable were as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Beginning balance	$2,117	$2,602
Add: Provision for (reversal of) credit loss	805	(54)
Less: Amounts written off	(320)	(188)
Ending balance	$2,602	$2,360